ADDITIONAL INFORMATION CONDENSED FINANCIAL STATEMENTS (Details 2) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Net cash (used) in provided by operating activities	$ 10,346,955	$ (3,601,579)	$ (1,107,745)	$ 19,016,978
Net cash used in investing activities	(9,256,320)	(11,383,757)	(11,038,339)	(5,107,259)
Net cash provided by financing activities	4,424,255		1,057,813
Effects of exchange rate changes on cash and cash equivalents	(83,545)	351,018	(388,247)	579,350
Net (decrease) increase in cash and cash equivalents	5,431,345	(14,634,318)	(11,476,518)	14,489,069
Cash and cash equivalents, beginning of year	$ 4,914,748	16,391,266	16,391,266	1,902,197
Condensed statement of cash flow [Member]
Net cash (used) in provided by operating activities			(274,586)	4,586
Net cash used in investing activities
Net cash provided by financing activities			240,000	30,000
Effects of exchange rate changes on cash and cash equivalents
Net (decrease) increase in cash and cash equivalents			(34,586)	34,586
Cash and cash equivalents, beginning of year		$ 34,586	$ 34,586